Supplemental Guarantor Information Income Statement (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Sales	$ 1,236.9	$ 1,454.3	$ 1,433.0	$ 1,003.2	$ 1,413.3	$ 1,650.0	$ 1,685.9	$ 1,178.3	$ 5,127.4	$ 5,927.5	$ 5,999.6
Excise taxes	(392.5)	(436.9)	(427.3)	(303.2)	(439.5)	(482.0)	(497.4)	(362.3)	(1,559.9)	(1,781.2)	(1,793.5)
Net sales	844.4	1,017.4	1,005.7	700.0	973.8	1,168.0	1,188.5	816.0	3,567.5	4,146.3	4,206.1
Cost of goods sold	(542.9)	(585.9)	(579.9)	(454.8)	(620.2)	(666.6)	(683.3)	(523.2)	(2,163.5)	(2,493.3)	(2,545.6)
Gross profit	301.5	431.5	425.8	245.2	353.6	501.4	505.2	292.8	1,404.0	1,653.0	1,660.5
Marketing, general and administrative expenses									(1,051.8)	(1,163.9)	(1,193.8)
Special items, net									(346.7)	(324.4)	(200.0)
Equity income in MillerCoors									516.3	561.8	539.0
Operating income (loss)									521.8	726.5	805.7
Other income (expense), net									0.9	(6.5)	18.9
Income (loss) from continuing operations before income taxes									410.7	586.3	654.5
Income tax benefit (expense)									(51.8)	(69.0)	(84.0)
Net income (loss) from continuing operations									358.9	517.3	570.5
Income (loss) from discontinued operations, net of tax	(0.6)	2.9	(0.3)	1.9	0.9	1.3	0.2	(1.9)	3.9	0.5	2.0
Net income (loss) including noncontrolling interests									362.8	517.8	572.5
Net (income) loss attributable to noncontrolling interests									(3.3)	(3.8)	(5.2)
Net income (loss) attributable to Molson Coors Brewing Company	$ 32.8	$ 16.6	$ 229.0	$ 81.1	$ 94.1	$ (34.4)	$ 290.9	$ 163.4	359.5	514.0	567.3
Comprehensive income (loss) attributable to MCBC									(437.0)	(539.3)	760.2
Parent Guarantor and 2012 Issuer
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Sales									28.2	16.8	27.5
Excise taxes									0.0	0.0	0.0
Net sales									28.2	16.8	27.5
Cost of goods sold									0.0	0.0	0.0
Gross profit									28.2	16.8	27.5
Marketing, general and administrative expenses									(131.0)	(123.8)	(117.4)
Special items, net									0.0	(0.3)	(2.8)
Equity income (loss) in subsidiaries									432.8	602.3	668.5
Equity income in MillerCoors									0.0	0.0	0.0
Operating income (loss)									330.0	495.0	575.8
Interest income (expense), net									(67.5)	(78.9)	(99.5)
Other income (expense), net									(7.4)	(2.1)	(4.4)
Income (loss) from continuing operations before income taxes									255.1	414.0	471.9
Income tax benefit (expense)									104.4	100.0	95.4
Net income (loss) from continuing operations									359.5	514.0	567.3
Income (loss) from discontinued operations, net of tax									0.0	0.0	0.0
Net income (loss) including noncontrolling interests									359.5	514.0	567.3
Net (income) loss attributable to noncontrolling interests									0.0	0.0	0.0
Net income (loss) attributable to Molson Coors Brewing Company									359.5	514.0	567.3
Comprehensive income (loss) attributable to MCBC									(437.0)	(539.3)	760.2
Subsidiary Guarantors
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Sales									2,070.4	2,437.3	2,685.1
Excise taxes									(473.9)	(558.0)	(619.9)
Net sales									1,596.5	1,879.3	2,065.2
Cost of goods sold									(902.9)	(1,044.7)	(1,121.4)
Gross profit									693.6	834.6	943.8
Marketing, general and administrative expenses									(371.9)	(426.4)	(464.5)
Special items, net									(27.2)	(21.4)	(30.7)
Equity income (loss) in subsidiaries									(449.8)	(287.3)	(375.1)
Equity income in MillerCoors									516.3	561.8	539.0
Operating income (loss)									361.0	661.3	612.5
Interest income (expense), net									290.1	240.3	374.0
Other income (expense), net									6.3	(1.2)	27.0
Income (loss) from continuing operations before income taxes									657.4	900.4	1,013.5
Income tax benefit (expense)									(214.5)	(158.9)	(232.7)
Net income (loss) from continuing operations									442.9	741.5	780.8
Income (loss) from discontinued operations, net of tax									0.0	0.0	0.0
Net income (loss) including noncontrolling interests									442.9	741.5	780.8
Net (income) loss attributable to noncontrolling interests									0.0	0.0	0.0
Net income (loss) attributable to Molson Coors Brewing Company									442.9	741.5	780.8
Comprehensive income (loss) attributable to MCBC									(294.5)	(162.7)	1,033.7
Subsidiary Non Guarantors
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Sales									3,141.3	3,585.5	3,458.9
Excise taxes									(1,086.0)	(1,223.2)	(1,173.6)
Net sales									2,055.3	2,362.3	2,285.3
Cost of goods sold									(1,340.8)	(1,540.4)	(1,564.1)
Gross profit									714.5	821.9	721.2
Marketing, general and administrative expenses									(581.2)	(634.0)	(643.9)
Special items, net									(319.5)	(302.7)	(166.5)
Equity income (loss) in subsidiaries									183.4	227.1	251.4
Equity income in MillerCoors									0.0	0.0	0.0
Operating income (loss)									(2.8)	112.3	162.2
Interest income (expense), net									(334.6)	(295.1)	(444.6)
Other income (expense), net									2.0	(3.2)	(3.7)
Income (loss) from continuing operations before income taxes									(335.4)	(186.0)	(286.1)
Income tax benefit (expense)									58.3	(10.1)	53.3
Net income (loss) from continuing operations									(277.1)	(196.1)	(232.8)
Income (loss) from discontinued operations, net of tax									3.9	0.5	2.0
Net income (loss) including noncontrolling interests									(273.2)	(195.6)	(230.8)
Net (income) loss attributable to noncontrolling interests									(3.3)	(3.8)	(5.2)
Net income (loss) attributable to Molson Coors Brewing Company									(276.5)	(199.4)	(236.0)
Comprehensive income (loss) attributable to MCBC									(450.6)	(786.1)	134.9
Eliminations
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Sales									(112.5)	(112.1)	(171.9)
Excise taxes									0.0	0.0	0.0
Net sales									(112.5)	(112.1)	(171.9)
Cost of goods sold									80.2	91.8	139.9
Gross profit									(32.3)	(20.3)	(32.0)
Marketing, general and administrative expenses									32.3	20.3	32.0
Special items, net									0.0	0.0	0.0
Equity income (loss) in subsidiaries									(166.4)	(542.1)	(544.8)
Equity income in MillerCoors									0.0	0.0	0.0
Operating income (loss)									(166.4)	(542.1)	(544.8)
Interest income (expense), net									0.0	0.0	0.0
Other income (expense), net									0.0	0.0	0.0
Income (loss) from continuing operations before income taxes									(166.4)	(542.1)	(544.8)
Income tax benefit (expense)									0.0	0.0	0.0
Net income (loss) from continuing operations									(166.4)	(542.1)	(544.8)
Income (loss) from discontinued operations, net of tax									0.0	0.0	0.0
Net income (loss) including noncontrolling interests									(166.4)	(542.1)	(544.8)
Net (income) loss attributable to noncontrolling interests									0.0	0.0	0.0
Net income (loss) attributable to Molson Coors Brewing Company									(166.4)	(542.1)	(544.8)
Comprehensive income (loss) attributable to MCBC									745.1	948.8	(1,168.6)
Consolidated
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Sales									5,127.4	5,927.5	5,999.6
Excise taxes									(1,559.9)	(1,781.2)	(1,793.5)
Net sales									3,567.5	4,146.3	4,206.1
Cost of goods sold									(2,163.5)	(2,493.3)	(2,545.6)
Gross profit									1,404.0	1,653.0	1,660.5
Marketing, general and administrative expenses									(1,051.8)	(1,163.9)	(1,193.8)
Special items, net									(346.7)	(324.4)	(200.0)
Equity income (loss) in subsidiaries									0.0	0.0	0.0
Equity income in MillerCoors									516.3	561.8	539.0
Operating income (loss)									521.8	726.5	805.7
Interest income (expense), net									(112.0)	(133.7)	(170.1)
Other income (expense), net									0.9	(6.5)	18.9
Income (loss) from continuing operations before income taxes									410.7	586.3	654.5
Income tax benefit (expense)									(51.8)	(69.0)	(84.0)
Net income (loss) from continuing operations									358.9	517.3	570.5
Income (loss) from discontinued operations, net of tax									3.9	0.5	2.0
Net income (loss) including noncontrolling interests									362.8	517.8	572.5
Net (income) loss attributable to noncontrolling interests									(3.3)	(3.8)	(5.2)
Net income (loss) attributable to Molson Coors Brewing Company									359.5	514.0	567.3
Comprehensive income (loss) attributable to MCBC									$ (437.0)	$ (539.3)	$ 760.2